Contingencies (Details) $ in Millions																						3 Months Ended			12 Months Ended			36 Months Ended
	Jan. 13, 2017 USD ($)	Sep. 08, 2016 USD ($)	Jun. 09, 2016 USD ($)	Dec. 15, 2015 USD ($)	Dec. 10, 2015 USD ($)	Dec. 04, 2015 USD ($)	Sep. 04, 2014 assessment	Jul. 01, 2014 USD ($)	Jun. 26, 2014 USD ($)	Apr. 17, 2014 USD ($)	Mar. 27, 2014 USD ($)	Jun. 21, 2013 USD ($)	Feb. 01, 2013 USD ($)	Dec. 18, 2012 USD ($)	Nov. 29, 2012 direct_purchaser_class_action_case	Oct. 04, 2012 USD ($)	Dec. 30, 2011 USD ($)	Dec. 22, 2011 USD ($)	May 23, 2011	Nov. 15, 2010	Apr. 16, 2009 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2013 USD ($)	Apr. 11, 2013 direct_purchaser_class_action_case
Contingencies [Line Items]
Loss Contingency Accrual																									$ 3.2	$ 8.1	$ 83.9		$ 3.7
Loss Contingency Accrual, Payments																									(14.0)	(82.2)	(12.0)
Direct Purchaser and Indirect Purchaser Cases
Contingencies [Line Items]
Loss Contingency, Pending Claims, Number | direct_purchaser_class_action_case																														2
Brazilian Value- Added Tax Matters
Contingencies [Line Items]
Loss Contingency, Damages Sought, Value		$ 3.7	$ 1.1						$ 0.8	$ 1.8	$ 0.9	$ 2.0	$ 0.2	$ 0.6		$ 1.5	$ 0.1	$ 2.3			$ 1.8				1.2
Loss Contingency, Estimate of Possible Loss																									21.0
Loss Contingency, Value Added Tax, Alleged Improper Offset				$ 0.0				$ 0.1
Brazilian Tax Credit Matters
Contingencies [Line Items]
Loss Contingency, Damages Sought, Value																									2.7
Pending Litigation [Member] | Brazilian Value- Added Tax Matters
Contingencies [Line Items]
Loss Contingency, Deposits for Interest and Penalties																									12.5
Loss Contingency, Damages Sought, Value					$ 5.1	$ 4.8																						$ 4.1
Loss Contingency, Range of Possible Loss, Portion Not Accrued																									26.0
Loss Contingency, Estimate of Possible Loss																									21.0
Pending Litigation [Member] | Brazilian Tax Credit Matters
Contingencies [Line Items]
Loss Contingency, Additional Assessments Issued, Number | assessment							5
Pending Litigation [Member] | Antitrust, Patent Infringement, And Other Matters [Member]
Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss																									5.0
Polyurethane Foam Antitrust Litigation | Settled Litigation | Direct Purchaser Class Action Cases
Contingencies [Line Items]
Loss Contingency, Damages Sought, Factor of Damages Allegedly Suffered																				300.00%
Polyurethane Foam Antitrust Litigation | Settled Litigation | Indirect Purchaser Class Action Cases [Member]
Contingencies [Line Items]
Loss Contingency, Damages Sought, Factor of Damages Allegedly Suffered																			300.00%
Lacrosse Furniture Company v.s. Future Foam, Inc. [Member] | Pending Litigation [Member] | Direct Purchaser and Indirect Purchaser Cases
Contingencies [Line Items]
Loss Contingency, New Claims Filed, Number | direct_purchaser_class_action_case															1
CAP Carpet, Inc. v. Future Foam, Inc. [Member]
Contingencies [Line Items]
Loss Contingency, Damages Sought, Value																									$ 10.1
Loss Contingency, Damages Sought, Statutory Interest Rate																									10.00%
Continuing Operations
Contingencies [Line Items]
Loss Contingency Accrual, Provision																						$ 4.0	$ 7.0	$ 2.0	$ 7.1	5.7	56.8
Discontinued Operations
Contingencies [Line Items]
Loss Contingency Accrual, Provision																								$ 1.0	2.0	$ 0.7	$ 35.4
Maximum | CAP Carpet, Inc. v. Future Foam, Inc. [Member]
Contingencies [Line Items]
Loss Contingency, Damages Sought, Value																									$ 30.0
Subsequent Event | Lacrosse Furniture Company v.s. Future Foam, Inc. [Member]
Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 22.2
Loss Contingency, Damages Sought, Statutory Interest Rate	10.00%